Deposits by Customers	6 Months Ended
Jun. 30, 2024
Deposits from customers [abstract]
Deposits by Customers	17. DEPOSITS BY CUSTOMERS

	30 June 2024	31 December 2023
	£m	£m
Demand and time deposits(1)	188,344	194,191
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,503	958
	189,847	195,149
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £232m (2023: £304m).